Average Annual Total Returns{- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2005 Fund	Fidelity Freedom 2005 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2005 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2005 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0556 Past 1 year	F0556 Past 5 years	F0556 Past 10 years
Total	9.66%	7.02%	5.58%	8.18%	5.65%	4.41%	6.14%	5.07%	4.02%	7.51%	4.44%	3.84%	9.18%	6.79%	5.81%